Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Corporate income tax rate		17.00%
Change in valuation allowance		$ (1,764,000)	$ 1,792,000	$ 2,253,000
Rate of corporate surtax, unappropriated earnings		10.00%
Accumulated undistributed earnings from a foreign subsidiary		$ 325,000,000
Deferred tax liability on undistributed foreign earnings		0
Unrecognized tax benefit		15,056,000	10,286,000	5,639,000	$ 4,655,000
Total amount of interest expense and penalties		617,000	575,000	$ 363,000
Total amount of accrued interest and penalties		$ 3,421,000	$ 2,587,000
Cayman Islands Tax Information Authority [Member]
Tax Credit Carryforward [Line Items]
Corporate income tax rate		0.00%	0.00%	0.00%
Scenario, Plan
Tax Credit Carryforward [Line Items]
Corporate income tax rate	20.00%
Rate of corporate surtax, unappropriated earnings	5.00%
Deferred tax assets	$ 529,000
Foreign Tax Authority | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes		$ 9,760,000
Federal net operating loss carryforwards expiration year		2037
Foreign Tax Authority | Research And Development | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards		$ 2,601,000
Tax credit carryforward expiration year for federal		2037
State and Local Jurisdiction [Member] | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards		$ 1,785,000
Tax credit carryforward expiration year for state		No expiration date
FCI | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards		$ 4,546,000
FCI | Research And Development | Minimum
Tax Credit Carryforward [Line Items]
Tax credit carryforward expiration year for federal		2018
FCI | Research And Development | Maximum
Tax Credit Carryforward [Line Items]
Tax credit carryforward expiration year for federal		2022